Related party transactions - Related party transactions (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of transactions between related parties [line items]
Repayment of related party loan | ¥				¥ 28,900
Advance to senior executives	$ 63,405
Transaction bonus to senior executives	4,553
Predecessor
Disclosure of transactions between related parties [line items]
Advance to senior executives						$ 14,705
Reclassified to profit or loss | ¥							¥ 26,429
SHH
Disclosure of transactions between related parties [line items]
Share subscriptions			$ 29,456
Shanghai Peiyun
Disclosure of transactions between related parties [line items]
Repayment of related party loan			28,900
Beijing YHJ and Shanghai YHJ
Disclosure of transactions between related parties [line items]
Purchase of nursing services			10,170
Consulting services to related party			219
Shanghai Precison Clinic Co., Ltd.
Disclosure of transactions between related parties [line items]
Purchase of 75% equity of Shanghai Precison Clinic Co., Ltd. ("Precision clinic")			$ 8,000
Equity interests in CML			75.00%	75.00%
Beijing YHJ
Disclosure of transactions between related parties [line items]
Share subscriptions | ¥		¥ 4,000
Ownership Interest disposal		80.00%
Equity interests in CML			80.00%	80.00%
Sales of interests in associates			$ 4,000
China UFCH
Disclosure of transactions between related parties [line items]
Donation to related parties			864
Sale of medical consumables			350
Ample and CML
Disclosure of transactions between related parties [line items]
Purchases of medical equipment	67		85
Ample and CML | Predecessor
Disclosure of transactions between related parties [line items]
Purchases of medical equipment					$ 16,865	882
Fuji
Disclosure of transactions between related parties [line items]
Purchases of medical services	75		1,828
Fuji | Predecessor
Disclosure of transactions between related parties [line items]
Purchases of medical services					1,746	1,006
Fosun Medical
Disclosure of transactions between related parties [line items]
Purchases of medical equipment	83		234
Fosun Medical | Predecessor
Disclosure of transactions between related parties [line items]
Purchases of medical equipment					59
TPG and Fosum | Predecessor
Disclosure of transactions between related parties [line items]
Services received, related party transactions					3,797	3,637
Management consulting services from related party					$ 3,797	$ 3,637
Sanjiu Hospital
Disclosure of transactions between related parties [line items]
Management services to related parties	148		$ 4,330
Fosun
Disclosure of transactions between related parties [line items]
Transaction expense reimbursement to Fosun	$ 34,977